SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSU's
Outstanding as of beginning of year	1,585,560	1,712,996	2,211,100
Granted	1,581,492	797,241	612,881
Converted	(726,007)	(870,720)	(1,068,219)
Forfeited	(42,910)	(53,957)	(42,766)
Outstanding as of end of year	2,398,135	1,585,560	1,712,996
Weighted Average Fair Value
Outstanding as of beginning of year	$ 38.1	$ 32.9	$ 24.11
Granted	31.89	37.64	44.99
Converted	36.52	27.8	21.99
Forfeited	36.96	32.49	24.24
Outstanding as of end of year	$ 34.51	$ 38.1	$ 32.9